Legal Proceedings, Contingencies and Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings, Contingencies and Commitments
Legal Proceedings, Contingencies and Commitments

Legal Proceedings

We and our subsidiaries are subject to various pending or threatened legal proceedings arising out of the normal course of business operations. In addition, the Bank is routinely named in civil actions throughout the country by borrowers and former borrowers relating to the origination, purchase, sale, and servicing of mortgage loans. From time to time, governmental agencies also conduct investigations or examinations of various mortgage-related practices of the Bank. In the course of such investigations or examinations, the Bank cooperates with such agencies and provides information as requested.

We assess the liabilities and loss contingencies in connection with such pending or threatened legal and regulatory proceedings on at least a quarterly basis and establish accruals when we believe it is probable that a loss may be incurred and that the amount of such loss can be reasonably estimated. Once established, litigation accruals are adjusted, as appropriate, in light of additional information.

Management does not believe that the amount of any reasonably possible losses in excess of any amounts accrued with respect to ongoing proceedings or any other known claims will be material to our financial statements, or that the ultimate outcome of these actions will have a material adverse effect on our financial condition, results of operations or cash flows.

DOJ litigation settlement

In 2012, the Bank entered into a Settlement Agreement with the United States Department of Justice ("DOJ") which meets the definition of a financial liability (the "DOJ Liability").
In accordance with the Settlement Agreement, we made an initial payment of $15 million and agreed to make future annual payments totaling $118 million. The Settlement Agreement provides that the Bank will make annual payments in increments of up to $25 million towards the $118 million still due upon meeting all conditions which are evaluated quarterly and include: (a) the reversal of the deferred tax asset valuation allowance, which occurred at the end of 2013; (b) the repayment of the Fixed Rate Cumulative Perpetual Preferred Stock, Series C (the "TARP Preferred"), which occurred in the current quarter, (or, in the absence of repayment, adjusting our Bank Tier 1 Capital Ratio for any unextinguished TARP Preferred); (c) our Bank’s Tier 1 Leverage Capital Ratio is 11 percent or more. Additionally, if the Bank and Bancorp become party to a business combination in which the Bank or Bancorp represent less than 33.3 percent of the resulting company’s assets, such annual payments must commence twelve months after the date of that business combination.

Within six months of satisfying the conditions specified above, the Bank would make an additional payment, to occur no more frequently than annually, provided that doing so would not violate any material banking regulatory requirement or the OCC does not object in writing. Consistent with our business and regulatory requirements, Flagstar shall seek in good faith to fulfill the conditions, and will not undertake any conduct or fail to take any action the purpose of which is to frustrate or delay our ability to fulfill any of the above conditions.

We elected to account for the DOJ Liability under the fair value option. To determine the fair value, we utilize a discounted cash flow model. Key assumptions for the discounted cash flow model include using a discount rate as of September 30, 2016 of 7.2 percent; probability weightings of multiple cash flow scenarios and possible outcomes which contemplate the above conditions and estimates of forecasted net income, size of the balance sheet, capital levels, dividends and their impact on the timing of cash payments and the assumptions we believe a market participant would make to transfer the liability. The fair value of the DOJ Liability was $60 million and $84 million at September 30, 2016 and December 31, 2015, respectively.

The lower value resulted from a change in the expectation as to the timing of payments to the DOJ as a result of a $200 million dividend from the Bank to the Bancorp and the issuance of $250 million in Senior Notes, both of which occurred in July 2016, to a) bring current the interest payments on our trust preferred securities, b) become current on our deferred interest and dividends related to our TARP Preferred and c) repay our TARP Preferred. To support the on-going debt service and other Bancorp expenses, we also intend to reduce our Bancorp double leverage and debt to equity ratios to be more consistent with such ratios at other mid-sized banks, which would likely require further dividend payments from the Bank to the Bancorp for the foreseeable future.

Other litigation accruals

At September 30, 2016 and December 31, 2015, excluding the fair value liability relating to the DOJ litigation settlement, our total accrual for contingent liabilities and settled litigation was $6 million and $2 million, respectively.

Commitments

A summary of the contractual amount of significant commitments is as follows:

	September 30, 2016	December 31, 2015
	(Dollars in millions)
Commitments to extend credit
Mortgage loans interest-rate lock commitments	$6,503	$3,792
HELOC commitments	295	150
Other consumer commitments	9	22
Warehouse loan commitments	1,123	871
Standby and commercial letters of credit	24	13
Commercial and industrial commitments	165	151
Other commercial commitments	851	497

Commitments to extend credit are agreements to lend. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash flow requirements. Commitments generally have fixed expiration dates or other termination clauses. We evaluate each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by us, upon extension of credit is based on management's credit evaluation of the counterparties.

We enter into mortgage interest-rate lock commitments with our customers. These commitments are considered to be derivative instruments and changes in the fair value of these commitments are recorded in the Consolidated Statements of Financial Condition in other assets. Further discussion on derivative instruments is included in Note 8 of the Notes to the Consolidated Financial Statements, herein.

We have unfunded commitments under our contractual arrangement with the HELOC borrowers. Commitments to extend, originate or purchase credit are primarily lines of credit to consumers and have specified rates and maturity dates. Many of these commitments also have adverse change clauses, which allow us to cancel the commitment due to deterioration in the borrowers’ creditworthiness.

Other consumer commitments are conditional commitments issued to accommodate the financial needs of customers. The commitments are under various terms to lend funds to consumers, which include revolving credit agreements, term loan commitments and short-term borrowing agreements.

Warehouse loan commitments are lines of credit provided to mortgage originators to fund loans they originate and then sell. The proceeds of the sale of the loans are used to repay the draw on the line used to fund the loans.

Standby and commercial letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party. Standby letters of credit generally are contingent upon the failure of the customer to perform according to the terms of the underlying contract with the third party, while commercial letters of credit are issued specifically to facilitate commerce and typically result in the commitment being drawn on when the underlying transaction is consummated between the customer and the third party.

Commercial and industrial and other commercial commitments are conditional commitments issued under various terms to lend funds to business and other entities. These commitments include revolving credit agreements, term loan commitments and short-term borrowing agreements. Many of these loan commitments have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of these commitments are expected to expire without being funded, the total commitment amounts do not necessarily represent future liquidity requirements.

These instruments involve, to varying degrees, elements of credit and interest rate risk beyond the amount recognized on the Consolidated Statements of Financial Condition. Our exposure to credit losses in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. We utilize the same credit policies in making commitments and conditional obligations as we do for balance sheet instruments. Commitments to extend credit are agreements to lend to a customer as long as there is not a violation of any condition established in the contract.

We maintain a reserve for the estimate of probable credit losses inherent in unfunded commitments to extend credit. Unfunded commitments to extend credit include unfunded loans with available balances, new commitments to lend that are not yet funded, and standby and commercial letters of credit. The balance of $3 million and $2 million for September 30, 2016 and December 31, 2015, respectively, is reflected in other liabilities on the Consolidated Statements of Financial Condition.

Legal Proceedings, Contingencies and Commitments

Legal Proceedings

The Company and its subsidiaries are subject to various pending or threatened legal proceedings arising out of the normal course of business operations. In addition, the Bank is routinely named in civil actions throughout the country by borrowers and former borrowers relating to the origination, purchase, sale, and servicing of mortgage loans. From time to time, governmental agencies also conduct investigations or examinations of various mortgage-related practices of the Bank. In the course of such investigations or examinations, the Bank cooperates with such agencies and provides information as requested.

The Company assesses the liabilities and loss contingencies in connection with such pending or threatened legal and regulatory proceedings on at least a quarterly basis and establishes accruals when the Company believes it is probable that a loss may be incurred and that the amount of such loss can be reasonably estimated. Once established, litigation accruals are adjusted, as appropriate, in light of additional information.

Management does not believe that the amount of any reasonably possible losses in excess of any amounts accrued with respect to ongoing proceedings or any other known claims, including the matters described below, will be material to the Company’s financial statements, or that the ultimate outcome of these actions will have a material adverse effect on its financial condition, results of operations or cash flows.

DOJ litigation settlement

The Company elected the fair value option to account for the liability representing the obligation to make future additional payments under the DOJ litigation settlement. The executed settlement agreement with the DOJ establishes a legally enforceable contract with a stipulated payment plan that meets the definition of a financial liability.

As of December 31, 2015 the remaining future payments totaled $118 million for which the Company used a discounted cash flow model to estimate the current fair value. The model utilizes estimates including the Company's forecasts of net income, balance sheet and capital levels and considers multiple scenarios and possible outcomes as a result of the uncertainty inherent in those inputs which impact the estimated timing of the additional payments. These scenarios are probability weighted and consider the view of a market participant to estimate the fair value of the liability. The fair value of the DOJ litigation settlement liability was $84 million and $82 million using a discount rate of 7.2 percent and 8.7 percent at December 31, 2015 and 2014 respectively.

At both December 31, 2015 and December 31, 2014, excluding the fair value liability relating to the DOJ litigation settlement, the Company's total accrual for contingent liabilities was $2 million and $4 million, respectively.

Commitments

A summary of the contractual amount of significant commitments is as follows.

	December 31,
	2015	2014
	(Dollars in millions)
Commitments to extend credit
Mortgage loans interest-rate lock commitments	$3,792	$2,172
HELOC commitments	150	88
Other consumer commitments	22	7
Warehouse loan commitments	871	827
Standby and commercial letters of credit	13	10
Commercial and industrial commitments	151	276
Other commercial commitments	497	169

Commitments to extend credit are agreements to lend. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash flow requirements. Commitments generally have fixed expiration dates or other termination clauses. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, upon extension of credit is based on management's credit evaluation of the counterparties.

The Company enters into mortgage interest-rate lock commitments with its customers. These commitments are considered to be derivative instruments and changes in the fair value of these commitments are recorded in the Consolidated Statements of Financial Condition in other assets. Further discussion on derivative instruments is included in Note 11 of the Notes to the Consolidated Financial Statements, herein.

The Company has unfunded commitments under its contractual arrangement with the HELOC loans. Commitments to extend, originate or purchase credit are primarily lines of credit to consumers and have specified rates and maturity dates.
Many of these commitments also have adverse change clauses, which allow the Company to cancel the commitment due to deterioration in the borrowers’ creditworthiness.

Other consumer commitments are conditional commitments issued to accommodate the financial needs of customers. The commitments are under various terms to lend funds to consumers, which include revolving credit agreements, term loan commitments and short-term borrowing agreements.

Warehouse loan commitments are lines of credit provided to mortgage originators to fund loans they originate and then sell. The proceeds of the sale of the loan is used to repay the draw on the line used to fund the loan.

Standby and commercial letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party. Standby letters of credit generally are contingent upon the failure of the customer to perform according to the terms of the underlying contract with the third party, while commercial letters of credit are issued specifically to facilitate commerce and typically result in the commitment being drawn on when the underlying transaction is consummated between the customer and the third party.

Commercial and industrial and other commercial commitments are conditional commitments issued under various terms to lend funds to business and other entities. These commitments include revolving credit agreements, term loan commitments and short-term borrowing agreements. Many of these loan commitments have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of these commitments are expected to expire without being funded, the total commitment amounts do not necessarily represent future liquidity requirements.

These instruments involve, to varying degrees, elements of credit and interest rate risk beyond the amount recognized on the Consolidated Statements of Financial Condition. The Company's exposure to credit losses in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Company utilizes the same credit policies in making commitments and conditional obligations as it does for balance sheet instruments. Commitments to extend credit are agreements to lend to a customer as long as there is not a violation of any condition established in the contract.

The Company maintains a reserve for letters of credit, which represents the estimate for probable credit losses inherent in unfunded commitments to extend credit. Unfunded commitments to extend credit include unfunded loans with available balances, new commitments to lend that are not yet funded, and standby and commercial letters of credit. The balances of $2 million and $1 million for December 31, 2015 and 2014, respectively, are reflected in other liabilities on the Consolidated Statements of Operations.